Borrowings - Additional Information (Detail) $ in Thousands	1 Months Ended										6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020	Jan. 01, 2020 CNY (¥)
Proceeds from short term bank loan											¥ 49,600,000	$ 7,405	¥ 21,233,000
Line of credit facility maximum borrowing capacity															¥ 69,000,000
Term Loan Facility Two [Member]
Line of credit facility maximum borrowing capacity										¥ 29,000,000
Bank Of China [Member] | Term loan [Member]
Debt instrument variable interest rate spread														0.20%
Long term debt instrument term								72 months					72 months
Long term line of credit aggregate amount drawn								¥ 44,280,000					¥ 44,280,000
Bank Of China [Member] | Term loan [Member] | Maximum [Member]
Short term debt effective rate of interest								5.00%					5.00%
Long term debt effective rate of interest								5.00%					5.00%
Bank Of China [Member] | Term loan [Member] | Minimum [Member]
Short term debt effective rate of interest								4.85%					4.85%
Long term debt effective rate of interest								4.85%					4.85%
Bank Of China [Member] | Term Loan Facility Two [Member]
Debt instrument variable interest rate spread										1.00%
Short term debt effective rate of interest	4.85%										4.85%
Long term debt instrument term														60 months
Long term line of credit aggregate amount drawn	¥ 13,870,000										¥ 13,870,000
Long term debt effective rate of interest	4.85%										4.85%
Long term line of credit aggregate amount repaid	¥ 2,500,000										¥ 2,500,000
China CITIC Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value									¥ 10,000,000
Short term loan period									12 months
Short term debt interest rate terms									one-year loan prime rate
China Industrial Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value	9,800,000										¥ 9,800,000
Proceeds from short term bank loan	¥ 9,900,000	¥ 9,900,000
Short term loan period	12 months	12 months
Short term debt effective rate of interest	4.30%	4.30%									4.30%
Long term debt effective rate of interest	4.30%	4.30%									4.30%
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan		¥ 20,000,000
Short term loan period		12 months
Debt instrument variable interest rate spread		0.65%
Short term debt effective rate of interest		4.35%
Short term debt interest rate terms		one-year loan prime rate plus 0.65%
Long term debt effective rate of interest		4.35%
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Term Loan Agreement One [Member]
Debt instrument face value					¥ 10,000,000
Short term loan period				12 months
Short term debt effective rate of interest					4.35%
Long term debt effective rate of interest					4.35%
Short Term Loan Agreement One [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan								¥ 6,100,000
Short term loan period								12 months
Debt instrument variable interest rate spread								0.45%
Short term debt interest rate terms								one-year loan prime rate plus 0.45%
Short Term Loan Agreement One [Member] | Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument variable interest rate spread					0.50%
Short term debt interest rate terms					one-year loan prime rate plus 0.50%
Short Term Loan Agreement Two [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value							¥ 5,000,000
Short term loan period							12 months
Debt instrument variable interest rate spread							0.45%
Short term debt interest rate terms							one-year loan prime rate plus 0.45%
Short Term Loan Agreement Two [Member] | Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value				¥ 20,000,000
Short term loan period					12 months
Debt instrument variable interest rate spread				0.50%
Short term debt effective rate of interest				4.35%
Short term debt interest rate terms				one-year loan prime rate plus 0.50%
Long term debt effective rate of interest				4.35%
Short Term Loan Agreement Three [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan						¥ 5,000,000
Short term loan period						12 months
Debt instrument variable interest rate spread						0.45%
Short term debt interest rate terms						one-year loan prime rate plus 0.45%
Short Term Loan Agreement Four [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan				¥ 5,000,000
Short term loan period				12 months
Debt instrument variable interest rate spread				0.45%
Short term debt interest rate terms				one-year loan prime rate plus 0.45%
Short Term Loan Agreement Five [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Proceeds from short term bank loan			¥ 5,000,000
Short term loan period			12 months
Debt instrument variable interest rate spread			0.45%
Short term debt interest rate terms			one-year loan prime rate plus 0.45%
Short Term Loan Agreements [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Short term debt effective rate of interest	4.30%										4.30%
Long term debt effective rate of interest	4.30%										4.30%